Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000168333
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class A
Trading Symbol	RSPFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$72	1.33%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.33%
AssetsNet	$ 679,354,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%

C000168334
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R
Trading Symbol	RSPKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$91	1.69%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.69%
AssetsNet	$ 679,354,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%

C000244343
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R6
Trading Symbol	RPPRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$48	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 679,354,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%

C000168335
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class Y
Trading Symbol	RSPYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$51	0.94%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
AssetsNet	$ 679,354,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%

C000219866
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Member Class
Trading Symbol	RSPMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$61	1.13%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
AssetsNet	$ 679,354,000
Holdings Count | Holding	70
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$679,354
Number of Holdings	70
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.3%
Materials	3.7%
Utilities	5.1%
Energy	5.3%
Information Technology	7.9%
Health Care	8.4%
Real Estate	8.5%
Consumer Discretionary	11.4%
Industrials	18.9%
FinancialsFootnote Reference**	25.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	3.5%
Garrett Motion, Inc.	2.6%
Crane NXT Co.	2.5%
The Timken Co.	2.5%
The Bank of NT Butterfield & Son Ltd.	2.4%
Matson, Inc.	2.4%
UMB Financial Corp.	2.4%
The St. Joe Co.	2.3%
Gates Industrial Corp. PLC	2.3%
Black Hills Corp.	2.1%

C000168336
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class A
Trading Symbol	RSVAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$67	1.30%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
AssetsNet	$ 253,319,000
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,319
Number of Holdings	61
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Energy	5.7%
Materials	6.0%
Real Estate	6.7%
Utilities	7.2%
Consumer Discretionary	7.8%
Information Technology	9.2%
Health Care	10.9%
Financials	18.3%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	4.4%
Teva Pharmaceutical Industries Ltd., ADR	3.1%
FirstEnergy Corp.	2.7%
AMETEK, Inc.	2.7%
NNN REIT, Inc.	2.6%
CenterPoint Energy, Inc.	2.4%
Dover Corp.	2.4%
MarketAxess Holdings, Inc.	2.2%
The Timken Co.	2.2%
Littelfuse, Inc.	2.1%

C000168337
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class C
Trading Symbol	RVACX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.07%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.07%
AssetsNet	$ 253,319,000
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,319
Number of Holdings	61
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Energy	5.7%
Materials	6.0%
Real Estate	6.7%
Utilities	7.2%
Consumer Discretionary	7.8%
Information Technology	9.2%
Health Care	10.9%
Financials	18.3%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	4.4%
Teva Pharmaceutical Industries Ltd., ADR	3.1%
FirstEnergy Corp.	2.7%
AMETEK, Inc.	2.7%
NNN REIT, Inc.	2.6%
CenterPoint Energy, Inc.	2.4%
Dover Corp.	2.4%
MarketAxess Holdings, Inc.	2.2%
The Timken Co.	2.2%
Littelfuse, Inc.	2.1%

C000168339
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class Y
Trading Symbol	RSVYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$55	1.06%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 253,319,000
Holdings Count | Holding	61
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,319
Number of Holdings	61
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	3.2%
Energy	5.7%
Materials	6.0%
Real Estate	6.7%
Utilities	7.2%
Consumer Discretionary	7.8%
Information Technology	9.2%
Health Care	10.9%
Financials	18.3%
Industrials	22.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	4.4%
Teva Pharmaceutical Industries Ltd., ADR	3.1%
FirstEnergy Corp.	2.7%
AMETEK, Inc.	2.7%
NNN REIT, Inc.	2.6%
CenterPoint Energy, Inc.	2.4%
Dover Corp.	2.4%
MarketAxess Holdings, Inc.	2.2%
The Timken Co.	2.2%
Littelfuse, Inc.	2.1%

C000168329
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class A
Trading Symbol	GPAFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 553,947,000
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$553,947
Number of Holdings	53
Portfolio Turnover	31%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	4.0%
Materials	4.2%
Energy	6.0%
Consumer Staples	6.7%
Consumer Discretionary	8.2%
Health Care	13.6%
Information Technology	13.9%
Industrials	18.7%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Amazon.com, Inc.	4.6%
Apple, Inc.	3.8%
Microsoft Corp.	3.7%
KeyCorp	3.4%
Citigroup, Inc.	3.3%
Teva Pharmaceutical Industries Ltd., ADR	2.9%
Enterprise Products Partners LP	2.5%
Corpay, Inc.	2.4%
Union Pacific Corp.	2.4%
The Cigna Group	2.3%

C000168330
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class C
Trading Symbol	RCOCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$86	1.69%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.69%
AssetsNet	$ 553,947,000
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$553,947
Number of Holdings	53
Portfolio Turnover	31%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	4.0%
Materials	4.2%
Energy	6.0%
Consumer Staples	6.7%
Consumer Discretionary	8.2%
Health Care	13.6%
Information Technology	13.9%
Industrials	18.7%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Amazon.com, Inc.	4.6%
Apple, Inc.	3.8%
Microsoft Corp.	3.7%
KeyCorp	3.4%
Citigroup, Inc.	3.3%
Teva Pharmaceutical Industries Ltd., ADR	2.9%
Enterprise Products Partners LP	2.5%
Corpay, Inc.	2.4%
Union Pacific Corp.	2.4%
The Cigna Group	2.3%

C000168332
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class Y
Trading Symbol	RCEYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$35	0.68%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 553,947,000
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$553,947
Number of Holdings	53
Portfolio Turnover	31%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	1.8%
Utilities	4.0%
Materials	4.2%
Energy	6.0%
Consumer Staples	6.7%
Consumer Discretionary	8.2%
Health Care	13.6%
Information Technology	13.9%
Industrials	18.7%
Financials	20.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Amazon.com, Inc.	4.6%
Apple, Inc.	3.8%
Microsoft Corp.	3.7%
KeyCorp	3.4%
Citigroup, Inc.	3.3%
Teva Pharmaceutical Industries Ltd., ADR	2.9%
Enterprise Products Partners LP	2.5%
Corpay, Inc.	2.4%
Union Pacific Corp.	2.4%
The Cigna Group	2.3%

C000168416
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class A
Trading Symbol	RSINX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$68	1.33%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%
AssetsNet	$ 71,173,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,173
Number of Holdings	30
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.8%
Real Estate	4.8%
Energy	6.2%
Consumer Discretionary	10.4%
Information Technology	11.9%
Health Care	14.8%
Industrials	20.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	6.7%
The St. Joe Co.	4.8%
CVS Health Corp.	4.4%
Apple, Inc.	4.1%
Citigroup, Inc.	4.0%
Plains GP Holdings LP, Class A	4.0%
Amazon.com, Inc.	4.0%
The Timken Co.	3.9%
The Cigna Group	3.9%
Unum Group	3.9%

C000168417
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class C
Trading Symbol	RIVCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.07%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.07%
AssetsNet	$ 71,173,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,173
Number of Holdings	30
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.8%
Real Estate	4.8%
Energy	6.2%
Consumer Discretionary	10.4%
Information Technology	11.9%
Health Care	14.8%
Industrials	20.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	6.7%
The St. Joe Co.	4.8%
CVS Health Corp.	4.4%
Apple, Inc.	4.1%
Citigroup, Inc.	4.0%
Plains GP Holdings LP, Class A	4.0%
Amazon.com, Inc.	4.0%
The Timken Co.	3.9%
The Cigna Group	3.9%
Unum Group	3.9%

C000168419
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class Y
Trading Symbol	RSIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$54	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 71,173,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,173
Number of Holdings	30
Portfolio Turnover	42%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	2.8%
Real Estate	4.8%
Energy	6.2%
Consumer Discretionary	10.4%
Information Technology	11.9%
Health Care	14.8%
Industrials	20.9%
FinancialsFootnote Reference**	26.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Globe Life, Inc.	6.7%
The St. Joe Co.	4.8%
CVS Health Corp.	4.4%
Apple, Inc.	4.1%
Citigroup, Inc.	4.0%
Plains GP Holdings LP, Class A	4.0%
Amazon.com, Inc.	4.0%
The Timken Co.	3.9%
The Cigna Group	3.9%
Unum Group	3.9%

C000168359
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class A
Trading Symbol	RSNRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$85	1.48%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.48%
AssetsNet	$ 617,112,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$617,112
Number of Holdings	37
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	36.7%
Materials	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Compass Minerals International, Inc.	9.8%
Sunrise Energy Metals Ltd.	9.5%
Iluka Resources Ltd.	6.7%
Tamarack Valley Energy Ltd.	6.6%
Keyera Corp.	5.2%
Sunrise Energy Metals Ltd., 12/31/26	4.9%
Range Resources Corp.	4.7%
Antero Resources Corp.	4.4%
Linde PLC	4.2%
Enterprise Products Partners LP	4.0%

C000168360
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class C
Trading Symbol	RGNCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$130	2.28%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.28%
AssetsNet	$ 617,112,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$617,112
Number of Holdings	37
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	36.7%
Materials	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Compass Minerals International, Inc.	9.8%
Sunrise Energy Metals Ltd.	9.5%
Iluka Resources Ltd.	6.7%
Tamarack Valley Energy Ltd.	6.6%
Keyera Corp.	5.2%
Sunrise Energy Metals Ltd., 12/31/26	4.9%
Range Resources Corp.	4.7%
Antero Resources Corp.	4.4%
Linde PLC	4.2%
Enterprise Products Partners LP	4.0%

C000168362
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class Y
Trading Symbol	RSNYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$66	1.15%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.15%
AssetsNet	$ 617,112,000
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$617,112
Number of Holdings	37
Portfolio Turnover	35%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	1.0%
Industrials	3.9%
Energy	36.7%
Materials	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Compass Minerals International, Inc.	9.8%
Sunrise Energy Metals Ltd.	9.5%
Iluka Resources Ltd.	6.7%
Tamarack Valley Energy Ltd.	6.6%
Keyera Corp.	5.2%
Sunrise Energy Metals Ltd., 12/31/26	4.9%
Range Resources Corp.	4.7%
Antero Resources Corp.	4.4%
Linde PLC	4.2%
Enterprise Products Partners LP	4.0%

C000168408
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class A
Trading Symbol	RSEGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$79	1.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.40%
AssetsNet	$ 407,422,000
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$407,422
Number of Holdings	105
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.5%
Energy	2.6%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.5%
Industrials	18.6%
Information TechnologyFootnote Reference**	26.6%
Health CareFootnote Reference**	28.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Mercury Systems, Inc.	2.9%
ESCO Technologies, Inc.	2.1%
MSC Industrial Direct Co., Inc., Class A	2.1%
Semtech Corp.	2.1%
Guardant Health, Inc.	2.0%
FirstCash Holdings, Inc.	2.0%
Revolution Medicines, Inc.	1.9%
Riot Platforms, Inc.	1.9%
Spyre Therapeutics, Inc.	1.9%
Krystal Biotech, Inc.	1.6%

C000168409
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class C
Trading Symbol	REGWX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$122	2.16%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	2.16%
AssetsNet	$ 407,422,000
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$407,422
Number of Holdings	105
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.5%
Energy	2.6%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.5%
Industrials	18.6%
Information TechnologyFootnote Reference**	26.6%
Health CareFootnote Reference**	28.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Mercury Systems, Inc.	2.9%
ESCO Technologies, Inc.	2.1%
MSC Industrial Direct Co., Inc., Class A	2.1%
Semtech Corp.	2.1%
Guardant Health, Inc.	2.0%
FirstCash Holdings, Inc.	2.0%
Revolution Medicines, Inc.	1.9%
Riot Platforms, Inc.	1.9%
Spyre Therapeutics, Inc.	1.9%
Krystal Biotech, Inc.	1.6%

C000193682
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSEJX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$60	1.06%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.06%
AssetsNet	$ 407,422,000
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$407,422
Number of Holdings	105
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.5%
Energy	2.6%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.5%
Industrials	18.6%
Information TechnologyFootnote Reference**	26.6%
Health CareFootnote Reference**	28.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Mercury Systems, Inc.	2.9%
ESCO Technologies, Inc.	2.1%
MSC Industrial Direct Co., Inc., Class A	2.1%
Semtech Corp.	2.1%
Guardant Health, Inc.	2.0%
FirstCash Holdings, Inc.	2.0%
Revolution Medicines, Inc.	1.9%
Riot Platforms, Inc.	1.9%
Spyre Therapeutics, Inc.	1.9%
Krystal Biotech, Inc.	1.6%

C000168411
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	RSYEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$64	1.13%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.13%
AssetsNet	$ 407,422,000
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$407,422
Number of Holdings	105
Portfolio Turnover	51%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.5%
Energy	2.6%
Materials	3.2%
Consumer Discretionary	8.1%
Financials	9.5%
Industrials	18.6%
Information TechnologyFootnote Reference**	26.6%
Health CareFootnote Reference**	28.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Mercury Systems, Inc.	2.9%
ESCO Technologies, Inc.	2.1%
MSC Industrial Direct Co., Inc., Class A	2.1%
Semtech Corp.	2.1%
Guardant Health, Inc.	2.0%
FirstCash Holdings, Inc.	2.0%
Revolution Medicines, Inc.	1.9%
Riot Platforms, Inc.	1.9%
Spyre Therapeutics, Inc.	1.9%
Krystal Biotech, Inc.	1.6%

C000168400
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class A
Trading Symbol	RSDGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$77	1.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.40%
AssetsNet	$ 91,181,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,181
Number of Holdings	66
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	1.0%
Energy	1.8%
Materials	2.7%
Financials	8.2%
Consumer Discretionary	8.3%
Health Care	20.9%
Information TechnologyFootnote Reference**	26.5%
IndustrialsFootnote Reference**	28.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Guardant Health, Inc.	3.7%
MACOM Technology Solutions Holdings, Inc.	3.5%
Woodward, Inc.	3.0%
Mercury Systems, Inc.	2.9%
Comfort Systems USA, Inc.	2.5%
Revolution Medicines, Inc.	2.5%
FirstCash Holdings, Inc.	2.5%
Sterling Infrastructure, Inc.	2.3%
Onto Innovation, Inc.	2.3%
Semtech Corp.	2.3%

C000168401
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class C
Trading Symbol	RSGFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$120	2.18%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.18%
AssetsNet	$ 91,181,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,181
Number of Holdings	66
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	1.0%
Energy	1.8%
Materials	2.7%
Financials	8.2%
Consumer Discretionary	8.3%
Health Care	20.9%
Information TechnologyFootnote Reference**	26.5%
IndustrialsFootnote Reference**	28.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Guardant Health, Inc.	3.7%
MACOM Technology Solutions Holdings, Inc.	3.5%
Woodward, Inc.	3.0%
Mercury Systems, Inc.	2.9%
Comfort Systems USA, Inc.	2.5%
Revolution Medicines, Inc.	2.5%
FirstCash Holdings, Inc.	2.5%
Sterling Infrastructure, Inc.	2.3%
Onto Innovation, Inc.	2.3%
Semtech Corp.	2.3%

C000172970
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class R6
Trading Symbol	RSSRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$59	1.06%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.06%
AssetsNet	$ 91,181,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,181
Number of Holdings	66
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	1.0%
Energy	1.8%
Materials	2.7%
Financials	8.2%
Consumer Discretionary	8.3%
Health Care	20.9%
Information TechnologyFootnote Reference**	26.5%
IndustrialsFootnote Reference**	28.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Guardant Health, Inc.	3.7%
MACOM Technology Solutions Holdings, Inc.	3.5%
Woodward, Inc.	3.0%
Mercury Systems, Inc.	2.9%
Comfort Systems USA, Inc.	2.5%
Revolution Medicines, Inc.	2.5%
FirstCash Holdings, Inc.	2.5%
Sterling Infrastructure, Inc.	2.3%
Onto Innovation, Inc.	2.3%
Semtech Corp.	2.3%

C000168403
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class Y
Trading Symbol	RSSYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$63	1.14%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.14%
AssetsNet	$ 91,181,000
Holdings Count | Holding	66
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$91,181
Number of Holdings	66
Portfolio Turnover	45%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Communication Services	0.8%
Consumer Staples	1.0%
Energy	1.8%
Materials	2.7%
Financials	8.2%
Consumer Discretionary	8.3%
Health Care	20.9%
Information TechnologyFootnote Reference**	26.5%
IndustrialsFootnote Reference**	28.8%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Guardant Health, Inc.	3.7%
MACOM Technology Solutions Holdings, Inc.	3.5%
Woodward, Inc.	3.0%
Mercury Systems, Inc.	2.9%
Comfort Systems USA, Inc.	2.5%
Revolution Medicines, Inc.	2.5%
FirstCash Holdings, Inc.	2.5%
Sterling Infrastructure, Inc.	2.3%
Onto Innovation, Inc.	2.3%
Semtech Corp.	2.3%

C000168396
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	RSMOX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$64	1.20%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
AssetsNet	$ 71,931,000
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%

C000168397
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	RMOCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$112	2.11%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	2.11%
AssetsNet	$ 71,931,000
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%

C000172969
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	RMORX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$50	0.94%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.94%
AssetsNet	$ 71,931,000
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%

C000168399
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	RMOYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$50	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
AssetsNet	$ 71,931,000
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%

C000219869
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Member Class
Trading Symbol	RMOMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$56	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
AssetsNet	$ 71,931,000
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$71,931
Number of Holdings	82
Portfolio Turnover	46%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	1.6%
Energy	3.0%
Communication Services	4.3%
Financials	9.0%
Consumer Discretionary	10.5%
Health Care	12.8%
IndustrialsFootnote Reference**	27.3%
Information TechnologyFootnote Reference**	30.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.2%
FTAI Aviation Ltd.	3.0%
Datadog, Inc., Class A	2.9%
Rockwell Automation, Inc.	2.8%
Woodward, Inc.	2.8%
Comfort Systems USA, Inc.	2.7%
Take-Two Interactive Software, Inc.	2.6%
Mercury Systems, Inc.	2.6%
MACOM Technology Solutions Holdings, Inc.	2.5%
Astera Labs, Inc.	2.4%

C000168393
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class A
Trading Symbol	RSGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$56	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 386,307,000
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$386,307
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	0.4%
Consumer Staples	1.7%
Financials	5.7%
Industrials	7.5%
Health Care	8.4%
Consumer Discretionary	10.9%
Communication Services	11.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	14.1%
Apple, Inc.	6.6%
Alphabet, Inc., Class C	6.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.5%
Meta Platforms, Inc., Class A	3.5%

C000168394
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class C
Trading Symbol	RGWCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$98	1.93%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.93%
AssetsNet	$ 386,307,000
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$386,307
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	0.4%
Consumer Staples	1.7%
Financials	5.7%
Industrials	7.5%
Health Care	8.4%
Consumer Discretionary	10.9%
Communication Services	11.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	14.1%
Apple, Inc.	6.6%
Alphabet, Inc., Class C	6.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.5%
Meta Platforms, Inc., Class A	3.5%

C000168392
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class Y
Trading Symbol	RGRYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$42	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 386,307,000
Holdings Count | Holding	54
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$386,307
Number of Holdings	54
Portfolio Turnover	20%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Energy	0.4%
Consumer Staples	1.7%
Financials	5.7%
Industrials	7.5%
Health Care	8.4%
Consumer Discretionary	10.9%
Communication Services	11.0%
Information TechnologyFootnote Reference**	54.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	14.1%
Apple, Inc.	6.6%
Alphabet, Inc., Class C	6.3%
Amazon.com, Inc.	4.9%
Eli Lilly & Co.	4.5%
Microsoft Corp.	4.5%
Broadcom, Inc.	4.2%
Lam Research Corp.	4.1%
Advanced Micro Devices, Inc.	3.5%
Meta Platforms, Inc., Class A	3.5%

C000168412
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class A
Trading Symbol	RSIFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$80	1.44%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.44%
AssetsNet	$ 253,379,000
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,379
Number of Holdings	75
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.6%
Financials	1.5%
Consumer Discretionary	4.4%
Communication Services	7.6%
Health Care	21.3%
Information TechnologyFootnote Reference**	63.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.7%
Microsoft Corp.	5.0%
AppLovin Corp., Class A	3.8%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Guardant Health, Inc.	3.4%
Revolution Medicines, Inc.	2.9%
Lam Research Corp.	2.9%
Monolithic Power Systems, Inc.	2.8%
Semtech Corp.	2.7%

C000168413
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class C
Trading Symbol	RINCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$126	2.28%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	2.28%
AssetsNet	$ 253,379,000
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,379
Number of Holdings	75
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.6%
Financials	1.5%
Consumer Discretionary	4.4%
Communication Services	7.6%
Health Care	21.3%
Information TechnologyFootnote Reference**	63.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.7%
Microsoft Corp.	5.0%
AppLovin Corp., Class A	3.8%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Guardant Health, Inc.	3.4%
Revolution Medicines, Inc.	2.9%
Lam Research Corp.	2.9%
Monolithic Power Systems, Inc.	2.8%
Semtech Corp.	2.7%

C000168415
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class Y
Trading Symbol	RIFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$69	1.24%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.24%
AssetsNet	$ 253,379,000
Holdings Count | Holding	75
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$253,379
Number of Holdings	75
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	0.6%
Financials	1.5%
Consumer Discretionary	4.4%
Communication Services	7.6%
Health Care	21.3%
Information TechnologyFootnote Reference**	63.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.7%
Microsoft Corp.	5.0%
AppLovin Corp., Class A	3.8%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	3.6%
Guardant Health, Inc.	3.4%
Revolution Medicines, Inc.	2.9%
Lam Research Corp.	2.9%
Monolithic Power Systems, Inc.	2.8%
Semtech Corp.	2.7%

C000168344
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class A
Trading Symbol	GUBGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$59	1.13%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
AssetsNet	$ 688,280,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%

C000168345
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class C
Trading Symbol	RIGCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$97	1.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.88%
AssetsNet	$ 688,280,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%

C000168346
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R
Trading Symbol	RIGKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$71	1.38%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.38%
AssetsNet	$ 688,280,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%

C000213174
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R6
Trading Symbol	RSIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$43	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 688,280,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%

C000168347
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class Y
Trading Symbol	RSIGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$46	0.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 688,280,000
Holdings Count | Holding	77
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$688,280
Number of Holdings	77
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	2.4%
Energy	3.1%
Utilities	3.5%
Materials	5.8%
Consumer Staples	6.6%
Consumer Discretionary	8.8%
Health Care	10.7%
Information Technology	11.3%
Industrials	20.0%
Financials	24.7%

Top CountriesFootnote Reference*,Footnote Reference^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Japan	22.8%
United Kingdom	13.7%
Switzerland	12.5%
France	8.6%
Netherlands	8.6%
Germany	7.9%
Australia	5.5%
OtherFootnote Reference**	18.3%

C000168340
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class A
Trading Symbol	RSGGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,987,144,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%

C000168341
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class C
Trading Symbol	RGGCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$84	1.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.60%
AssetsNet	$ 1,987,144,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%

C000168342
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R
Trading Symbol	RGGKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$58	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,987,144,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%

C000213170
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R6
Trading Symbol	RGGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$29	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,987,144,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%

C000168343
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class Y
Trading Symbol	RGGYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,987,144,000
Holdings Count | Holding	99
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$1,987,144
Number of Holdings	99
Portfolio Turnover	15%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Utilities	2.6%
Materials	3.0%
Energy	3.0%
Consumer Staples	4.2%
Communication Services	6.7%
Health Care	8.2%
Industrials	9.2%
Consumer Discretionary	10.6%
Financials	17.0%
Information Technology	30.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	4.9%
Apple, Inc.	4.4%
Alphabet, Inc., Class C	3.8%
Microsoft Corp.	3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.9%
Micron Technology, Inc.	2.2%
Amazon.com, Inc.	2.1%
Caterpillar, Inc.	2.1%
Eli Lilly & Co.	1.9%
Fortinet, Inc.	1.6%

C000168370
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class A
Trading Symbol	RLDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$42	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 82,688,000
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$82,688
Number of Holdings	259
Portfolio Turnover	11%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	32.2%
Asset-Backed Securities	23.8%
Yankee Dollars	14.5%
U.S. Treasury Obligations	11.3%
Collateralized Mortgage Obligations	9.3%
U.S. Government Agency Mortgages	3.1%
Municipal Bonds	1.6%

C000168371
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class C
Trading Symbol	RLDCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.62%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
AssetsNet	$ 82,688,000
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$82,688
Number of Holdings	259
Portfolio Turnover	11%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	32.2%
Asset-Backed Securities	23.8%
Yankee Dollars	14.5%
U.S. Treasury Obligations	11.3%
Collateralized Mortgage Obligations	9.3%
U.S. Government Agency Mortgages	3.1%
Municipal Bonds	1.6%

C000168373
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSDYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.62%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 82,688,000
Holdings Count | Holding	259
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$82,688
Number of Holdings	259
Portfolio Turnover	11%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	32.2%
Asset-Backed Securities	23.8%
Yankee Dollars	14.5%
U.S. Treasury Obligations	11.3%
Collateralized Mortgage Obligations	9.3%
U.S. Government Agency Mortgages	3.1%
Municipal Bonds	1.6%

C000168374
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class A
Trading Symbol	GUHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$50	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 114,311,000
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$114,311
Number of Holdings	413
Portfolio Turnover	44%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	61.7%
Yankee Dollars	18.1%
Senior Secured Loans	5.7%
OtherFootnote Reference**	1.9%

C000168375
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class C
Trading Symbol	RHYCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$85	1.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.70%
AssetsNet	$ 114,311,000
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$114,311
Number of Holdings	413
Portfolio Turnover	44%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	61.7%
Yankee Dollars	18.1%
Senior Secured Loans	5.7%
OtherFootnote Reference**	1.9%

C000168376
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class R
Trading Symbol	RHYKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$67	1.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 114,311,000
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$114,311
Number of Holdings	413
Portfolio Turnover	44%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	61.7%
Yankee Dollars	18.1%
Senior Secured Loans	5.7%
OtherFootnote Reference**	1.9%

C000168377
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class Y
Trading Symbol	RSYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$38	0.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 114,311,000
Holdings Count | Holding	413
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$114,311
Number of Holdings	413
Portfolio Turnover	44%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	61.7%
Yankee Dollars	18.1%
Senior Secured Loans	5.7%
OtherFootnote Reference**	1.9%

C000168384
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class A
Trading Symbol	RSFLX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$50	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 342,276,000
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$342,276
Number of Holdings	208
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.9%
Utilities	1.0%
Energy	2.6%
Materials	2.9%
Information Technology	4.5%
Communication Services	6.0%
Consumer Discretionary	7.6%
Health Care	13.1%
Industrials	15.2%
FinancialsFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31	4.6%
State Street Blackstone Senior Loan ETF	3.2%
Invesco Senior Loan ETF	3.0%
Air Methods Corp.	2.9%
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps), 4/23/31	1.3%
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps), 2/16/28	1.2%
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27	1.1%
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+600bps), 3/24/31	1.1%
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31	1.0%
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps), 2/16/30	1.0%

C000168385
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class C
Trading Symbol	RSFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$91	1.80%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
AssetsNet	$ 342,276,000
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$342,276
Number of Holdings	208
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.9%
Utilities	1.0%
Energy	2.6%
Materials	2.9%
Information Technology	4.5%
Communication Services	6.0%
Consumer Discretionary	7.6%
Health Care	13.1%
Industrials	15.2%
FinancialsFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31	4.6%
State Street Blackstone Senior Loan ETF	3.2%
Invesco Senior Loan ETF	3.0%
Air Methods Corp.	2.9%
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps), 4/23/31	1.3%
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps), 2/16/28	1.2%
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27	1.1%
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+600bps), 3/24/31	1.1%
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31	1.0%
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps), 2/16/30	1.0%

C000168387
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class Y
Trading Symbol	RSFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.78%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 342,276,000
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$342,276
Number of Holdings	208
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.9%
Utilities	1.0%
Energy	2.6%
Materials	2.9%
Information Technology	4.5%
Communication Services	6.0%
Consumer Discretionary	7.6%
Health Care	13.1%
Industrials	15.2%
FinancialsFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31	4.6%
State Street Blackstone Senior Loan ETF	3.2%
Invesco Senior Loan ETF	3.0%
Air Methods Corp.	2.9%
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps), 4/23/31	1.3%
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps), 2/16/28	1.2%
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27	1.1%
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+600bps), 3/24/31	1.1%
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31	1.0%
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps), 2/16/30	1.0%

C000219868
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Member Class
Trading Symbol	RSFMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$43	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 342,276,000
Holdings Count | Holding	208
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$342,276
Number of Holdings	208
Portfolio Turnover	16%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	0.9%
Utilities	1.0%
Energy	2.6%
Materials	2.9%
Information Technology	4.5%
Communication Services	6.0%
Consumer Discretionary	7.6%
Health Care	13.1%
Industrials	15.2%
FinancialsFootnote Reference**	30.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
LifePoint Health, Inc., Term Loan B, First Lien, 7.42% (SOFR03M+375bps), 5/19/31	4.6%
State Street Blackstone Senior Loan ETF	3.2%
Invesco Senior Loan ETF	3.0%
Air Methods Corp.	2.9%
LS Group OpCo. Acquisition LLC, Term Loan B, First Lien, 6.17% (SOFR03M+250bps), 4/23/31	1.3%
Traverse Midstream Partners LLC, Term Loan B, First Lien, 6.16% (SOFR03M+250bps), 2/16/28	1.2%
Gainwell Acquisition Corp., Term B Loan, First Lien, 7.83% (SOFR03M+410bps), 10/1/27	1.1%
Cengage Learning, Inc., Existing Term Loan, First Lien, 6.64% (SOFR03M+600bps), 3/24/31	1.1%
Innio North America Holding, Inc., 5.15% (SOFR03M+150bps), 11/2/31	1.0%
Ineos Finance PLC, 2030 Dollar Term Loans, First Lien, 6.89% (SOFR01M+325bps), 2/16/30	1.0%